Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) are as follows as of December 31, 2016 and 2015:

	2016	2015
Net operating loss	$1,193,000	$849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	$2,240,000	$1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets	$-	$-

Schedule of Effective Tax Rate and Federal Statutory Rate

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2016 and 2015, is as follows:

	2016	2015
Federal rate	34.00%	34.00%
State taxes	0.00%	0.68%
Effect of permanent differences	(12.81)%	(14.10)%
Change in valuation allowance	(21.19)%	(20.58)%
Effective tax rate	0.00%	0.00%